UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors New Jersey Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.4%
New Jersey 78.1%
Middlesex County, NJ, General Obligation, Series B, 4.125%, 6/15/2006	180,000	181,059
New Jersey, Economic Development Authority Revenue:
3.12%, 1/12/2006	680,000	680,000
Series 1149, 144A, 3.54% *, 12/15/2019 (b)	450,000	450,000
Series R-331, 144A, 3.55% *, 12/15/2015 (b)	600,000	600,000
Series R-311, 144A, 3.57% *, 6/15/2012 (b)	215,000	215,000
New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 3.47% *, 1/1/2020, Citizens Bank of PA (a)	1,145,000	1,145,000
New Jersey, Economic Development Authority Revenue, Foreign Trade Zone Project, 3.76% *, 12/1/2007, Bank of New York (a)	505,000	505,000
New Jersey, Economic Development Authority, Dock Facility Revenue, Bayonne/IMTT Project, Series B, 3.73% *, 12/1/2027, SunTrust Bank (a)	260,000	260,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.53% *, 7/1/2030, Citibank NA (a)	525,000	525,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, Series A, AMT, 3.35% *, 9/1/2031, Wachovia Bank NA (a)	450,000	450,000
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water New Jersey Project, Series C, AMT, 3.8% *, 11/1/2025 (b)	100,000	100,000
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water New Jersey, Inc. Project, Series A, 3.75% *, 11/1/2026 (b)	100,000	100,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 3.57% *, 11/1/2025, Wachovia Bank NA (a)	500,000	500,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing, Series D, 3.32% *, 7/1/2035, Chase Manhattan Bank (a)	350,000	350,000
New Jersey, Sports & Exposition Authority State Contract, Series C, 3.33% *, 9/1/2024 (b)	690,000	690,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	600,000	603,360
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 3.54% *, 9/15/2015 (b)	350,000	350,000
New Jersey, State Transportation Trust Fund Authority:
Series PA-802, 144A, 3.54% *, 12/15/2009 (b)	300,000	300,000
Series PT-2488, 144A, 3.54% *, 12/15/2017 (b)	90,000	90,000
Series PT-2494, 144A, 3.54% *, 12/15/2023 (b)	350,000	350,000
New Jersey, State Turnpike Authority Revenue:
Series A10, 144A, 3.53% *, 1/1/2016 (b)	300,000	300,000
Series K, 144A, 3.54% *, 12/31/2012 (b)	985,000	985,000
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 3.52% *, 4/1/2034, Fleet National Bank (a)	520,000	520,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 3.15% *, 3/1/2012	900,000	900,000

		11,149,419
Kentucky 1.4%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.6% *, 7/1/2019, Bank One Kentucky NA (a)	195,000	195,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.59% *, 11/1/2022, KeyBank NA (a)	200,000	200,000

Michigan 0.6%
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.68% *, 2/1/2016, JPMorgan Chase Bank (a)	80,000	80,000

New Mexico 1.4%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.61% *, 7/1/2020 (b)	200,000	200,000
New York 2.1%
Oneida Indian Nation, NY, Revenue Bond, 3.45% *, 10/1/2032, Bank of America NA (a)	145,000	145,000
Port Authority New York & New Jersey, Series B, 3.12%, 1/19/2006	160,000	160,000

		305,000
Ohio 1.6%
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 3.68% *, 12/1/2019, National City Bank (a)	230,000	230,000
Pennsylvania 2.1%
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 3.53% *, 1/1/2026 (b)	200,000	200,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.7% *, 2/1/2018, National City Bank (a)	100,000	100,000

		300,000
Puerto Rico 3.6%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	315,000	315,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.53% *, 7/1/2020 (b)	150,000	150,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.55% *, 12/1/2030	50,000	50,000

		515,000
Texas 1.4%
Waco, TX, Industrial Development Corp., Economic Development Revenue, Patriot Homes of Texas Project, AMT, 3.68% *, 6/1/2014, U.S. Bank NA (a)	200,000	200,000
Utah 0.7%
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 3.78% *, 2/1/2008	100,000	100,000
Washington 5.0%
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.51% *, 10/1/2041, Wells Fargo Bank NA (a)	200,000	200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.8% *, 7/15/2038, Bank of America NA (a)	520,000	520,000

		720,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 14,194,419)	99.4	14,194,419
Other Assets and Liabilities, Net	0.6	85,454

Net Assets	100.0	14,279,873

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	11.5
Financial Guaranty Insurance Company	7.2
Financial Security Assurance, Inc.	9.1
MBIA Corporation	8.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors New Jersey Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006